Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of assets measured at fair value, reconciliation of changes in items and assets not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2025				2024
(€ million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial securities and equity instruments measured at FVOCI	13	108	—	289	397	119	29	267	415
Financial securities and equity instruments measured at FVPL	13	1,110	4	351	1,465	1,205	—	655	1,860
Derivative financial assets	17	—	303	1	304	—	380	—	380
Derivative operating assets	17	—	397	9	406	—	273	—	273
Collateral deposits	13	20	—	—	20	53	—	—	53
Receivables from financing activities	16	—	—	3	3	—	—	—	—
Trade receivables	16	—	4	—	4	—	27	—	27
Other receivables	16	—	—	—	—	—	—	66	66
Money market securities	18	13,191	—	—	13,191	19,127	—	—	19,127
Total Assets		14,429	708	653	15,790	20,504	709	988	22,201
Derivative financial liabilities	17	—	36	—	36	—	24	—	24
Derivative operating liabilities	17	—	177	—	177	—	656	1	657
Total Liabilities		—	213	—	213	—	680	1	681
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2025	—	922	(1)	66
Gains/(Losses) recognized in Consolidated Income Statement	—	(97)	—	—
Gains/(Losses) recognized in Other comprehensive income	—	(31)	10	—
Issues/Settlements	3	—	—	(66)
Purchases/Sales	—	(145)	—	—
Transfers (to)/from other levels	—	(9)	1	—
At December 31, 2025	3	640	10	—

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2024	117	1,165	(40)	76
Change in scope of consolidation	—	(7)	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	(34)	—	(10)
Gains/(Losses) recognized in Other comprehensive income	—	(26)	39	—
Issues/Settlements	(117)	—	—	—
Purchases/Sales	—	(176)	—	—
At December 31, 2024	—	922	(1)	66
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2025		2024
(€ million)	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
Dealer financing		3,084	3,095	2,330	2,329
Retail financing		10,703	10,096	8,494	7,855
Finance lease		540	522	299	325
Other receivables from financing activities		1,401	1,360	1,408	1,499
Total Receivables from financing activities(1)	16	15,728	15,073	12,531	12,008

Asset-backed financing		15,479	15,331	10,016	10,037
Notes		23,201	22,698	19,117	18,302
Borrowings from banks & Other debt		4,813	4,823	5,538	5,539
Total Debt, excluding Lease liabilities	22	43,493	42,852	34,671	33,878
(1) Amount excludes receivables measured at FVPL

Disclosure of liabilities measured at fair value, reconciliation of changes in items and liabilities not measured at fair value	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2025				2024
(€ million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial securities and equity instruments measured at FVOCI	13	108	—	289	397	119	29	267	415
Financial securities and equity instruments measured at FVPL	13	1,110	4	351	1,465	1,205	—	655	1,860
Derivative financial assets	17	—	303	1	304	—	380	—	380
Derivative operating assets	17	—	397	9	406	—	273	—	273
Collateral deposits	13	20	—	—	20	53	—	—	53
Receivables from financing activities	16	—	—	3	3	—	—	—	—
Trade receivables	16	—	4	—	4	—	27	—	27
Other receivables	16	—	—	—	—	—	—	66	66
Money market securities	18	13,191	—	—	13,191	19,127	—	—	19,127
Total Assets		14,429	708	653	15,790	20,504	709	988	22,201
Derivative financial liabilities	17	—	36	—	36	—	24	—	24
Derivative operating liabilities	17	—	177	—	177	—	656	1	657
Total Liabilities		—	213	—	213	—	680	1	681
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2025	—	922	(1)	66
Gains/(Losses) recognized in Consolidated Income Statement	—	(97)	—	—
Gains/(Losses) recognized in Other comprehensive income	—	(31)	10	—
Issues/Settlements	3	—	—	(66)
Purchases/Sales	—	(145)	—	—
Transfers (to)/from other levels	—	(9)	1	—
At December 31, 2025	3	640	10	—

(€ million)	Receivables from financing activities	Financial securities	Derivative financial assets/ (liabilities)	Other receivables
At January 1, 2024	117	1,165	(40)	76
Change in scope of consolidation	—	(7)	—	—
Gains/(Losses) recognized in Consolidated Income Statement	—	(34)	—	(10)
Gains/(Losses) recognized in Other comprehensive income	—	(26)	39	—
Issues/Settlements	(117)	—	—	—
Purchases/Sales	—	(176)	—	—
At December 31, 2024	—	922	(1)	66
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2025		2024
(€ million)	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
Dealer financing		3,084	3,095	2,330	2,329
Retail financing		10,703	10,096	8,494	7,855
Finance lease		540	522	299	325
Other receivables from financing activities		1,401	1,360	1,408	1,499
Total Receivables from financing activities(1)	16	15,728	15,073	12,531	12,008

Asset-backed financing		15,479	15,331	10,016	10,037
Notes		23,201	22,698	19,117	18,302
Borrowings from banks & Other debt		4,813	4,823	5,538	5,539
Total Debt, excluding Lease liabilities	22	43,493	42,852	34,671	33,878
(1) Amount excludes receivables measured at FVPL